UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                --------------

Check here if Amendment /_/; Amendment Number:  _______
   This Amendment (Check only one):  /_/  is a restatement.
                                     /_/  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steel Partners II, L.P.
Address:  590 Madison Avenue, 32nd Floor
          New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lauren Isenman
Title:   Attorney-In-Fact for Warren G. Lichtenstein,
         Managing Member of General Partner of Steel Partners II, L.P.
Phone:   212-520-2300

Signature, Place, and Date of Signing:

         /s/ Lauren Isenman, New York, NY, May 15, 2007
         ------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:            57
                                         ------------------

Form 13F Information Table Value Total:    $1,541,293
                                         ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number    Name

       1     28-10766                Warren G. Lichtenstein
      -----  ----------------------  -------------------------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

CRONOS GROUP S A            SHS        L20708100     22436   1440971  SH           OTHER           1          0      1440971    0
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC NEW          COM NEW    004930202      1894    100000  SH           OTHER           1          0       100000    0
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                 COM        00651F108     49217  12717587  SH           OTHER           1          0     12717587    0
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER         CL A       008190100     58880   1000000  SH           OTHER           1          0      1000000    0
SERVICES
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC            COM        02209S103     47668    542857  SH           OTHER           1          0       542857    0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INDEPENDENCE CORP  COM NEW    026760405      2953    283711  SH           OTHER           1          0       283711    0
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN STD COS INC DEL    COM        029712106      5302    100000  SH           OTHER           1          0       100000    0
------------------------------------------------------------------------------------------------------------------------------------
ANGELICA CORP               COM        034663104     50873   1847250  SH           OTHER           1          0      1847250    0
------------------------------------------------------------------------------------------------------------------------------------
BAIRNCO CORP                COM        057097107     14932   1110200  SH           OTHER           1          0      1110200    0
------------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                   COM        109696104    246452   3884200  SH           OTHER           1          0      3884200    0
------------------------------------------------------------------------------------------------------------------------------------
C&D TECHNOLOGIES INC        COM        124661109      2309    459000  SH           OTHER           1          0       459000    0
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SOUTHWEST CORP      COM        140501107      7013     45637  SH           OTHER           1          0        45637    0
------------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP     COM        148867104     14761    467401  SH           OTHER           1          0       467401    0
------------------------------------------------------------------------------------------------------------------------------------
CHEMTURA CORP               COM        163893100     36069   3300000  SH           OTHER           1          0      3300000    0
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                 COM NEW    208464883     34614   2000800  SH           OTHER           1          0      2000800    0
------------------------------------------------------------------------------------------------------------------------------------
                            COM PAR
CONTINENTAL MATLS CORP      $0.25      211615307      9584    335700  SH           OTHER           1          0       335700    0
------------------------------------------------------------------------------------------------------------------------------------


COURTSIDE ACQUISITION CORP  COM        22274N102       173     31300  SH           OTHER           1          0        31300    0
------------------------------------------------------------------------------------------------------------------------------------
DCAP GROUP INC              COM        233065200        44     18181  SH           OTHER           1          0        18181    0
------------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC               COM        270321102     53360   7259922  SH           OTHER           1          0      7259922    0
------------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC              COM        29355X107     94548   2622686  SH           OTHER           1          0      2622686    0
------------------------------------------------------------------------------------------------------------------------------------
FREEDOM ACQUISITION         COM        35645F103     12047   1258800  SH           OTHER           1          0      1258800    0
HLDGS IN
------------------------------------------------------------------------------------------------------------------------------------
GENCORP INC                 COM        368682100     76591   5534059  SH           OTHER           1          0      5534059    0
------------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP   COM        385034103      1863    246800  SH           OTHER           1          0       246800    0
------------------------------------------------------------------------------------------------------------------------------------
GRIFFON CORP                COM        398433102       634     25600  SH           OTHER           1          0        25600    0
------------------------------------------------------------------------------------------------------------------------------------
HD PARTNERS ACQUISITION     COM        40415K100      3818    509100  SH           OTHER           1          0       509100    0
CORP
------------------------------------------------------------------------------------------------------------------------------------
HALLMARK FINL SVCS INC EC   COM NEW    40624Q203       350     29083  SH           OTHER           1          0        29083    0
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE ACQUISITION CP   COM        42224H104      3629    491100  SH           OTHER           1          0       491100    0
NE
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP          COM        432848109      3596    100000  SH           OTHER           1          0       100000    0
------------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS INC   COM        451713101    178997  12456300  SH           OTHER           1          0     12456300    0
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENCE HLDG CO NEW    COM NEW    453440307       702     32427  SH           OTHER           1          0        32427    0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON OUTDOORS INC        CL A       479167108      1773     96232  SH           OTHER           1          0        96232    0
------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                  CAROLNA    540424207     30244    400000  SH           OTHER           1          0       400000    0
                            GP STK
------------------------------------------------------------------------------------------------------------------------------------
LUBRIZOL CORP               COM        549271104     39941    775100  SH           OTHER           1          0       775100    0
------------------------------------------------------------------------------------------------------------------------------------
MARATHON ACQUISITION CORP   COM        565756103     13012   1703200  SH           OTHER           1          0      1703200    0
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP              COM        580135101     34301    761400  SH           OTHER           1          0       761400    0
------------------------------------------------------------------------------------------------------------------------------------


MUELLER WTR PRODS INC       COM SER B  624758207     87410   6528032  SH           OTHER           1          0      6528032    0
------------------------------------------------------------------------------------------------------------------------------------
NATHANS FAMOUS INC NEW      COM        632347100     15334   1018200  SH           OTHER           1          0      1018200    0
------------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL CORP      COM        639067107       268     21834  SH           OTHER           1          0        21834    0
------------------------------------------------------------------------------------------------------------------------------------
NEW FRONTIER MEDIA INC      COM        644398109     26242   2915829  SH           OTHER           1          0      2915829    0
------------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING NEW           COM        690742101      3127     98161  SH           OTHER           1          0        98161    0
------------------------------------------------------------------------------------------------------------------------------------
P & F INDS INC              CL A NEW   692830508      4396    351085  SH           OTHER           1          0       351085    0
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     COM        75966C305      2951    535500  SH           OTHER           1          0       535500    0
CORP
------------------------------------------------------------------------------------------------------------------------------------
REUNION INDS INC            COM        761312107       304    779420  SH           OTHER           1          0       779420    0
------------------------------------------------------------------------------------------------------------------------------------
RONSON CORP                 COM NEW    776338204       915    460034  SH           OTHER           1          0       460034    0
------------------------------------------------------------------------------------------------------------------------------------
ROTECH HEALTHCARE INC       COM        778669101      9191   5374940  SH           OTHER           1          0      5374940    0
------------------------------------------------------------------------------------------------------------------------------------
S L INDS INC                COM        784413106     24128   1608550  SH           OTHER           1          0      1608550    0
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC               COM        816288104      4938   2545222  SH           OTHER           1          0      2545222    0
------------------------------------------------------------------------------------------------------------------------------------
STAR MARITIME ACQUISITION   COM        85516E107      4012    391400  SH           OTHER           1          0       391400    0
CO
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC DISTR INC         COM NEW    862701307      2869    289489  SH           OTHER           1          0       289489    0
------------------------------------------------------------------------------------------------------------------------------------
STRATOS INTERNATIONAL INC   COM NEW    863100202     16203   2183650  SH           OTHER           1          0      2183650    0
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYS INC    COM        879433100      5452     91438  SH           OTHER           1          0        91438    0
------------------------------------------------------------------------------------------------------------------------------------
TRANSFORMA ACQUISITION      COM        89366E100      3898    519000  SH           OTHER           1          0       519000    0
GROUP
------------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC         COM        89579K109     29777    569900  SH           OTHER           1          0       569900    0
------------------------------------------------------------------------------------------------------------------------------------
UST INC                     COM        902911106      5798    100000  SH           OTHER           1          0       100000    0
------------------------------------------------------------------------------------------------------------------------------------
UNITED INDL CORP            COM        910671106    106864   1935950  SH           OTHER           1          0      1935950    0
------------------------------------------------------------------------------------------------------------------------------------
VECTOR GROUP LTD            COM        92240M108     31876   1703679  SH           OTHER           1          0      1703679    0
------------------------------------------------------------------------------------------------------------------------------------
WCA WASTE CORP              COM        92926K103       760    100000  SH           OTHER           1          0       100000    0
------------------------------------------------------------------------------------------------------------------------------------
